REVENUE - SECURITIZE, INC. AND SUBSIDIARIES - Contract Assets (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Movement In Contract With Customer Asset [Roll Forward]
Beginning balance	$ 15,271,214	$ 4,768,725	$ 0
Revenue recognized	10,539,342	35,637,032	4,885,901
Reclassified to accounts receivable	(11,991,344)	(25,134,543)	(117,176)
Ending balance	$ 13,819,212	$ 15,271,214	$ 4,768,725